Bank Loans	6 Months Ended
Sep. 30, 2020
Brokers and Dealers [Abstract]
BANK LOANS

NOTE 10 – BANK LOANS

Bank loans consisted of the following as of September 30, 2020 and March 31, 2020:

	September 30, 2020	March 31, 2020

Car loans – current portion	$45,757	$43,902

	September 30, 2020	March 31, 2020

Car loans – non-current portion	$15,213	$36,511

Two car loans of $69,953 at 12% annual interest rate and $47,568 at 9.54% annual interest rate were valid from October 1, 2018 to September 30, 2021 and from July 1, 2019 to June 30, 2022, respectively. Both cars were pledged as collateral for loans until full settlement.